PROVISIONS FOR CONTINGENCIES - Reserves for Lawsuit, Claims and Other Disputed Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 12,583	$ 2,602
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	53	91	$ 678	$ 49
Reserve for commercial claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	2,400	1,000	0	0
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 10,130	$ 1,511	$ 2,184	$ 1,130